Significant Customers	12 Months Ended
Dec. 31, 2011
Significant Customers [Abstract]
Significant Customers
25.	Significant Customers

The following table summarizes net revenue and accounts receivable for customers which accounted for 10% or more of our accounts receivable and net sales:

	Net revenue			Accounts receivable
	Year ended December 31,			December 31,
	2011	2010	2009	2011	2010	2009
A	21%	21%	22%	21%	27%	21%
B	13%	13%	14%	13%	*	*
C	*	10%	13%		*	*
D	*	*	*	*	*	10%
* Less than 10%.